Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jul. 03, 2025	Jul. 08, 2024	Jul. 03, 2024
Commitments and Contingencies [Line Items]
Underwriters option period proposed	45 days	45 days
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per unit (in Dollars per share)	$ 0.15	$ 0.15
Underwriter cash discount (in Dollars)	$ 750,000	$ 750,000
Representative Shares [Member]
Commitments and Contingencies [Line Items]
Number of shares issued	30,000	30,000
Underwriter fair value (in Dollars)	$ 39,000	$ 39,300
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriters option period proposed	45 days	45 days
Number of units issued	750,000	750,000	750,000		750,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Cash underwriting discount (in Dollars)	$ 862,500	$ 862,500
Over-Allotment Option [Member] | Class A Ordinary Shares [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued	200,000	200,000
Underwriters share acquired	230,000	230,000
Underwriter [Member]
Commitments and Contingencies [Line Items]
Number of units issued			750,000	750,000
Number of shares issued	30,000	30,000
Underwriter [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Number of shares issued	200,000	200,000
Underwriter [Member] | Representative Shares [Member]
Commitments and Contingencies [Line Items]
Number of shares issued	200,000	200,000
Underwriter fair value (in Dollars)	$ 262,000	$ 262,000